SHARE-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of assumptions used to estimate the fair value of stock options granted using the Black-Scholes-Merton option pricing model

	2022	2021
Assumptions:
Risk-free interest rate	—	0.47% – 0.64%
Expected term (in years)	—	5.81 – 5.85
Expected volatility	—	49.88% –49.98%
Expected dividend yield	—	—

Schedule of summary of stock option activity

			Weighted
			Average
		Weighted	Remaining
	Options	Average	Contractual Term	Aggregate
	Outstanding	Exercise Price	in Years	Intrinsic Value
Balance at December 31, 2021	255,147	$2.32	7.75	$1,550,409
Granted	—	—	—	—
Exercised	(77,679)	1.04	—	336,632
Cancelled/forfeited	(1,326)	1.00	—
Balance at March 31, 2022	176,142	$1.18	8.01	$500,420

Options exercisable at March 31, 2022	135,786	$1.25	7.09	$559,850

Schedule of share based compensation restricted stock units award activity

		Weighted
	RSUs	Average Grant
	Outstanding	Date Fair Value
Unvested Balance at December 31, 2021	285,542	$6.77
Granted	11,000	4.06
Vested	(3,125)	6.28
Forfeited	(2,250)	1.27
Unvested Balance at March 31, 2022	291,167	$6.68

Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of summary of compensation expense

2022
Operating expenses:
General and administrative	$7,932
Sales and marketing	14,167
Fulfillment	13,631
Supply development	7,196
Technology	13,400
Total RSU expense	$56,326

2021
Operating expenses:
General and administrative	$6,453
Fulfillment	21,824
Sales and marketing	25,686
Supply development	13,304
Technology	18,290
Total	$85,557

Schedule of share based compensation restricted stock units award activity

	Options	Weighted Average Grant
	Outstanding	Date Fair Value
Unvested Balance at December 31, 2020	—	$—
Granted	329,246	6.71
Vested	(44,129)	6.33
Forfeited	(2,700)	6.34
Unvested Balance at December 31, 2021	282,417	$6.78

Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of assumptions used to estimate the fair value of stock options granted using the Black-Scholes-Merton option pricing model

	2021	2020
Assumptions:
Risk-free interest rate	0.47% – 0.66%	0.30% – 1.41%
Expected term (in years)	5.81 – 5.89	5.32 – 6.14
Expected volatility	49.83% –49.98%	43.11% – 50.14%
Expected dividend yield	—%	—%

Schedule of summary of stock option activity

			Weighted Average
			Remaining
	Options	Weighted Average	Contractual Term	Aggregate
	Outstanding	Exercise Price	in Years	Intrinsic Value
Balance at January 1, 2019	224,884	$1.08	8.78	$—
Granted	43,259	1.00	—	—
Exercised	—	1.00	—	—
Cancelled/forfeited	(16,296)	4.20	—	—
Balance at December 31, 2020	251,847	$1.00	8.06	$89,100
Granted	70,164	5.74	9.34	432,520
Exercised	(55,694)	1.00	—	379,276
Cancelled/forfeited	(11,170)	1.00	—	—
Balance at December 31, 2021	255,147	$2.32	7.75	$1,550,409

Options exercisable at December 31, 2021	179,711	$1.12	7.04	$1,219,964

Schedule of summary of compensation expense

	2022	2021
Operating expenses:
General and administrative	$26,337	$9,104
Sales and marketing	1,075	1,950
Fulfillment	825	1,469
Supply development	306	288
Technology	1,012	9,225
Total stock options expense	$29,555	$22,036

	2021	2020
Operating expenses:
General and administrative	$257,005	$38,367
Sales and marketing	55,035	8,216
Fulfillment	41,482	6,193
Supply development	8,138	1,215
Technology	260,404	38,875
Total	$622,064	$92,866